Segment and geographic information (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) source segment	Dec. 31, 2018 USD ($)
Segment Reporting [Abstract]
Number of geographical divisions (in segments) | segment	4
Number of revenue sources | source	2
Property and equipment | $	$ 960,986	$ 856,192